Fair Value Measurements and Hierarchy - Level 3 Measurements (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Dec. 02, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 02, 2021	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements and Hierarchy
Gains on changes in fair value of warrants		$ (2,272)		$ 7,665	$ (9,865)
Private Placement Warrants | Level 3
Fair Value Measurements and Hierarchy
Beginning balance		13,981		6,316	502	$ 6,316
Beginning balance		793
Mark-to-market adjustment of stock warrants		(291)		7,665	(462)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Operating Expenses.		Operating Expenses.			Operating Expenses.
Ending Balance	$ 13,981	$ 502	$ 502	$ 13,981	40	$ 502
Public Warrants
Fair Value Measurements and Hierarchy
Gains on changes in fair value of warrants					$ 9,400	$ 2,300